Fair Value Option Election (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Loans Reported as Trading Account Assets [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	$ 1,151		$ 964
Contractual Principal Outstanding	2,371		1,917
Fair Value Carrying Amount Less Unpaid Principal	(1,220)		(953)
Consumer and Commercial Loans [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	8,804		3,269
Contractual Principal Outstanding	10,823		3,638
Fair Value Carrying Amount Less Unpaid Principal	(2,019)		(369)
Loans held-for-sale [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	7,630		25,942
Contractual Principal Outstanding	9,673		28,370
Fair Value Carrying Amount Less Unpaid Principal	(2,043)		(2,428)
Securities Financing Agreements [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	121,688		116,023
Contractual Principal Outstanding	121,092		115,053
Fair Value Carrying Amount Less Unpaid Principal	596		970
Other Assets [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	251		310
Long-term Deposits [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	3,297		2,732
Contractual Principal Outstanding	3,035		2,692
Fair Value Carrying Amount Less Unpaid Principal	262		40
Asset-backed Secured Financings [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	650		706
Contractual Principal Outstanding	1,271		1,356
Fair Value Carrying Amount Less Unpaid Principal	(621)		(650)
Unfunded loan commitments [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	1,249		866
Other Short-Term Borrowings [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	5,908		6,472
Contractual Principal Outstanding	5,909		6,472
Fair Value Carrying Amount Less Unpaid Principal	(1)
Long-term Debt [Member]
Fair Value Option Elections [Abstract]
Fair Value Carrying Amount	46,239		50,984
Contractual Principal Outstanding	55,854	[1]	54,656	[1]
Fair Value Carrying Amount Less Unpaid Principal	$ (9,615)	[1]	$ (3,672)	[1]

[1]	The majority of the difference between the fair value carrying amount and contractual principal outstanding at December 31, 2011 relates to the impact of widening of the Corporation’s credit spreads, as well as the fair value of the embedded derivative, where applicable.